Note 9 - Term Loans Payable - Short-term Loans Payable (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement Line Items [Line Items]
Total term loans payable	$ 0	$ 521,368
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Total term loans payable	0	5,000
Secured loan payable on October 4, 2025 [member]
Statement Line Items [Line Items]
Total term loans payable	$ 0	$ 516,368